INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2021	—	—	502,968	17,821	—	2,032	522,821
Acquisition of subsidiaries (note4)	—	—	—	—	132,190	1,186	133,376
Addition of software	—	—	—	—	—	31,811	31,811
Foreign Exchange Gain	—	—	—	—	—	—	—
Amortization expenses	—	—	(12,672)	(1,565)	(13,219)	(2,715)	(30,171)
Intangible Asset impairment	—	—	—	—	—	—	—
Intangible assets, net at December 31, 2021	—	—	490,296	16,256	118,971	32,314	657,837

Acquisition of subsidiaries (note4)	—	—	—	—	—	—	—
Addition of software	—	—	—	—	—	3,334	3,334
Decrease from cooperation termination with a cooperative hospital	—	—	(272,910)				(272,910)
Foreign Exchange Gain	—	—	—	—	—	—	—
Amortization expenses	—	—	(12,672)	(1,564)	(13,139)	(7,120)	(34,495)
Intangible Asset impairment	—	—	—	—	—	—	—
Intangible assets, net at December 31, 2022	—	—	204,714	14,692	105,832	28,528	353,766
Intangible assets, net at December 31, 2022, in US$	—	—	29,681	2,130	15,344	4,136	51,291

At December 31, 2022
Intangible assets, cost	32,449	418	253,440	21,010	132,190	47,334	486,841
Less: accumulated amortization	(31,486)	(418)	(48,726)	(6,318)	(26,358)	(18,806)	(132,112)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2022	—	—	204,714	14,692	105,832	28,528	353,766
i)	Amortization expenses for intangibles were RMB15,756, RMB30,171 and RMB34,495 (US$5,001) for the years ended December 31, 2020, 2021 and 2022, respectively. Impairment loss on intangible assets was nil, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.
ii)	For the year ended December 31, 2022, due to a series of cooperation agreemnets have been terminated by the Group and a cooperative hospital, RMB272,910 (US$39,568) decrease of intangible assets has been recorded accordingly.

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2023	35,070	5,085
2024	35,020	5,077
2025	34,427	4,991
2026	33,329	4,832
2027	215,920	31,306